Fair Values of Credit Substitutes by Type of Instrument (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Debentures Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Debentures Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Commercial paper Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Commercial paper Fair Values Of Credit Substitutes INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 18,668.2	1,017,788.0	818,032.4		993,950.6	804,895.1	$ 854.7	46,596.4	11,789.8	6,799.0	4,001.0	39,797.4	7,788.8
Fair Value	$ 18,673.4	1,018,071.5	807,080.4	$ 18,217.8	993,231.5	792,964.1	$ 855.1	46,622.6	11,800.5	6,820.0	4,009.5	39,802.6	7,791.0